Note 1. The Company	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. The Company

Thermadyne Holdings Corporation (“Thermadyne” or the “Company”), a Delaware corporation, is a designer, manufacturer and supplier of cutting and welding products used in various fabrication, construction and manufacturing operations around the world. Our products are used in a wide variety of applications, across industries, where steel is cut and welded, including steel fabrication,  manufacturing of transportation and mining equipment, many types of  construction such as offshore oil and gas rigs, repair and maintenance of manufacturing equipment and facilities, and  shipbuilding.   We market our products under a portfolio of brands, many of which are the leading brand in their industry, including Victor®, Tweco®, Thermal Dynamics®, Arcair®, Cigweld®, Thermal Arc®, Turbo Torch®, Firepower® and Stoody®.

Basis of Presentation.  On December 3, 2010 (“Acquisition Date”), pursuant to an Agreement and Plan of Merger dated as of October 5, 2010 (the “Merger Agreement”), Razor Merger Sub Inc. (“Merger Sub”), a newly formed Delaware corporation, merged with and into Thermadyne, with Thermadyne surviving as a direct, wholly-owned subsidiary of Razor Holdco Inc., a Delaware corporation (“Acquisition”). (Razor Holdco Inc. was renamed Thermadyne Technologies Holdings, Inc. (“Technologies”).) Technologies’ sole asset is its 100% ownership of the stock of Thermadyne.  Affiliates of Irving Place Capital (“IPC”), a private equity firm based in New York, along with its co-investors, hold 98.6% of the outstanding equity of Technologies, and certain members of Thermadyne management hold the remaining equity capital.

As more fully described in Note 3 - Acquisitions, the Acquisition is being accounted for in accordance with United States accounting guidance for business combinations and, accordingly, the assets acquired and liabilities assumed were recorded at fair value as of December 3, 2010. Although Thermadyne continued as the same legal entity after the Acquisition, the application of push down accounting represents the termination of the old reporting entity and the creation of a new one.  In addition, the basis of presentation is not consistent between the successor and predecessor entities and the financial statements are not presented on a comparable basis.  As a result, the accompanying consolidated statements of operations, cash flows, and stockholders’ equity are presented for two different reporting entities for the year ended December 31, 2010: Predecessor, which relates to the period preceding the Acquisition (prior to December 3, 2010), and Successor, the period succeeding the Acquisition, respectively.